UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21346

Name of Fund:  BlackRock Muni New York Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 -  Schedule of Investments


BlackRock Muni New York Intermediate Duration Fund, Inc.


Schedule of Investments as of August 31, 2006                                                                      (In Thousands)

                          Face
                        Amount   Municipal Bonds                                                                         Value
New York - 128.2%      $   760   Albany County, New York, IDA, IDR (Albany College of Pharmacy), Series A, 5.25%
                                 due 12/01/2019                                                                       $       795

                         1,280   Albany County, New York, IDA, IDR (Special Needs Facilities Pooled Program),
                                 Series K-1, 5% due 7/01/2026 (a)                                                           1,298

                           695   Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds (Saint Bonaventure
                                 University Project), Series A, 4.90% due 5/01/2016                                           700

                           500   Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds (Saint Bonaventure
                                 University Project), Series A, 5% due 5/01/2023                                              507

                           460   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis Hospital),
                                 Series B, 7.25% due 3/01/2019                                                                501

                         2,000   Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church Home),
                                 Series A, 5.875% due 2/01/2018                                                             2,064

                         1,000   Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project), Series A,
                                 6% due 11/15/2026                                                                          1,059

                         3,835   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                                 5.75% due 5/01/2024 (f)                                                                    4,102

                         1,000   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                                 5.75% due 5/01/2026 (f)                                                                    1,124

                           750   Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds
                                 (International Paper Company), AMT, Series A, 5.20% due 12/01/2023                           766

                         2,000   Hempstead Town, New York, IDA, Resource Recovery Revenue Refunding Bonds
                                 (American Refinery-Fuel Co. Project), 5% due 12/01/2010                                    2,049

                         5,000   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                 Series D, 5% due 9/01/2025 (g)                                                             5,320

                         1,615   New York City, New York, City Housing Development Corporation, Presidential Revenue
                                 Bonds (The Animal Medical Center), Series A, 5.50% due 12/01/2033                          1,689

                         1,415   New York City, New York, City IDA, Civic Facility Revenue Bonds (PSCH Inc. Project),
                                 6.20% due 7/01/2020                                                                        1,505

                         1,160   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special Needs
                                 Facilities Pooled Program), Series A-1, 5.15% due 7/01/2015 (a)                            1,232


Portfolio Abbreviations


To simplify the listings of Muni New York Intermediate Duration Fund Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
GO       General Obligation Bonds
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
PILOT    Payment in Lieu of Taxes
TAN      Tax Anticipation Notes



BlackRock Muni New York Intermediate Duration Fund, Inc.


Schedule of Investments as of August 31, 2006 (concluded)                                                          (In Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
New York               $ 2,000   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
(concluded)                      Project), 5% due 1/01/2031 (b)                                                       $     2,116

                         2,000   New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project),
                                 5% due 3/01/2031 (e)                                                                       2,113

                         1,500   New York City, New York, City IDA, Special Facility Revenue Bonds (1990 American
                                 Airlines Inc. Project), AMT, 5.40% due 7/01/2020                                           1,376

                         1,000   New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
                                 Plc Project), AMT, 7.625% due 12/01/2032                                                   1,122

                         1,000   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                 Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                         1,104

                         1,000   New York City, New York, City IDA, Special Facility Revenue Refunding Bonds (Terminal
                                 One Group Association Project), AMT, 5.50% due 1/01/2024                                   1,075

                         1,500   New York City, New York, GO, Series J, 5.25% due 5/15/2018 (g)                             1,626

                         3,000   New York City, New York, GO, Series J, 5.50% due 6/01/2021                                 3,251

                         1,285   New York City, New York, GO, Series N, 5% due 8/01/2023 (e)                                1,363

                         1,775   New York City, New York, GO, Sub-Series F-1, 5% due 9/01/2026                              1,860

                           500   New York City, New York, Trust for Cultural Resources Revenue Bonds (Museum of American
                                 Folk Art), 6.125% due 7/01/2030 (a)                                                          539

                         2,750   New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit
                                 Fee Secured), 5% due 11/15/2024 (b)                                                        2,918

                         1,000   New York State Dormitory Authority, Mental Health Services Facilities Improvement,
                                 Revenue Bonds, Series B, 5% due 2/15/2030 (b)                                              1,047

                         1,000   New York State Dormitory Authority, Non-State Supported Debt, Insured Revenue Bonds
                                 (United Cerebral Palsy Affiliates - Pooled Loan Program), Series A, 5% due 7/01/2034 (c)   1,044

                         1,500   New York State Dormitory Authority Revenue Bonds (North Shore Long Island Jewish Group),
                                 5% due 5/01/2013                                                                           1,587
                         1,735   New York State Dormitory Authority Revenue Bonds (Winthrop S. Nassau University),
                                 5.50% due 7/01/2011                                                                        1,840

                         1,305   New York State Dormitory Authority, Revenue Refunding Bonds (Lenox Hill Hospital
                                 Obligation Group), 5.75% due 7/01/2017                                                     1,357

                         1,000   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.50% due 7/01/2015                                                              1,083

                         1,000   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.625% due 7/01/2018                                                             1,084

                         1,000   New York State Dormitory Authority, Revenue Refunding Bonds (State University
                                 Educational Facilities), Series A, 5.50% due 5/15/2013                                     1,082

                         1,790   New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                                 (Education), Series F, 5% due 3/15/2030                                                    1,879

                         1,500   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department
                                 of Health), Series A, 5% due 7/01/2025 (d)                                                 1,577

                         1,790   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds
                                 (State University Dormitory Facilities), Series C, 5% due 7/01/2021 (g)                    1,910

                           500   New York State Energy Research and Development Authority, Gas Facilities Revenue
                                 Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70% due
                                 2/01/2024 (e)                                                                                506

                         1,000   New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue
                                 Bonds (Waste Management Inc. Project), AMT, Series A, 4.45% due 7/01/2017                  1,010

                         1,000   New York State, HFA, State Personal Income Tax, Revenue Refunding Bonds (Economic
                                 Development and Housing), Series A, 5% due 9/15/2034 (e)                                   1,045

                         2,635   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130,
                                 4.75% due 10/01/2030                                                                       2,642

                         1,000   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 133, 4.95% due 10/01/2021                                                           1,026

                         2,000   New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                                 Series C, 5.25% due 12/01/2018                                                             2,142

                           500   New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                                 4.75% due 1/01/2030 (f)                                                                      513

                         2,000   New York State Urban Development Corporation Revenue Bonds, Subordinate Lien,
                                 Corporation Purpose, Series A, 5.125% due 7/01/2019                                        2,131

                           365   Saratoga County, New York, IDA Civic Facility, Revenue Refunding Bonds (The Saratoga
                                 Hospital Project), Series A, 4.375% due 12/01/2013 (i)                                       376

                           380   Saratoga County, New York, IDA Civic Facility, Revenue Refunding Bonds (The Saratoga
                                 Hospital Project), Series A, 4.50% due 12/01/2014 (i)                                        393

                           395   Saratoga County, New York, IDA Civic Facility, Revenue Refunding Bonds (The Saratoga
                                 Hospital Project), Series A, 4.50% due 12/01/2015 (i)                                        407

                           400   Schenectady, New York, GO, TAN, 4.70% due 12/29/2006                                         399

                           800   Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds
                                 (Jeffersons Ferry Project), 4.625% due 11/01/2016                                            808

                         1,000   Tobacco Settlement Financing Corporation of New York, Asset-Backed Revenue Bonds,
                                 Series A-1, 5.25% due 6/01/2016                                                            1,051

                         1,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2022                                                                        1,079

                           250   Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds
                                 (Kendal at Ithaca), Series A-2, 5.75% due 7/01/2018                                          256

                         1,000   Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds
                                 (Kendal at Ithaca), Series A-2, 6% due 7/01/2024                                           1,028

                         1,000   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, Series A,
                                 5% due 11/15/2031                                                                          1,054

                         1,250   Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College Project), Series A,
                                 6.875% due 6/01/2009 (h)                                                                   1,362

                           515   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series D-1, 6.80% due 7/01/2019                                  550

                           305   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series E-1, 5.50% due 7/01/2007                                  307

Guam - 3.4%              1,000   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                                 Series C, 5.25% due 10/01/2022 (g)                                                         1,047

                         1,000   Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding
                                 Bonds, 6% due 7/01/2025                                                                    1,072

Puerto Rico - 11.1%        750   Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                                 Bonds, 5% due 5/15/2011                                                                      768

                         1,020   Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                                 Bonds, 5.375% due 5/15/2033                                                                1,047

                         1,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds, Series K, 5% due 7/01/2030                                                1,027

                         1,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030            1,061

                         1,000   Puerto Rico Municipal Finance Agency, GO, Series A, 5.25% due 8/01/2025                    1,063

                         1,900   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.70% due 2/01/2010 (h)                                                          2,028


U.S. Virgin                500   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 2.5%                   Project), AMT, 6.50% due 7/01/2021                                                           563

                         1,000   Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Matching Fund
                                 Loan Note), Series A, 5.25% due 10/01/2024                                                 1,052

                                 Total Municipal Bonds (Cost - $88,106) - 145.2%                                           91,477


                        Shares
                          Held   Short-Term Securities
                         1,055   CMA New York Municipal Money Fund, 2.96% (j)(k)                                            1,055

                                 Total Short-Term Securities (Cost - $1,055) - 1.7%                                         1,055

                                 Total Investments (Cost - $89,161*) - 146.9%                                              92,532
                                 Other Assets Less Liabilities - 2.3%                                                       1,460
                                 Preferred Stock, at Redemption Value - (49.2%)                                          (31,011)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $    62,981
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                               $           89,161
                                                 ==================
    Gross unrealized appreciation                $            3,380
    Gross unrealized depreciation                               (9)
                                                 ------------------
    Net unrealized appreciation                  $            3,371
                                                 ==================

(a) ACA Insured.

(b) AMBAC Insured.

(c) Assured Guaranty Insured.

(d) CIFG Insured.

(e) FGIC Insured.

(f) FSA Insured.

(g) MBIA Insured.

(h) Prerefunded.

(i) Radian Insured.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net            Dividend
    Affiliate                                     Activity          Income

    CMA New York Municipal
      Money Fund                                  (1,286)            $14


(k) Represents the current yield as of August 31, 2006.

  o Forward interest rate swaps outstanding as of August 31, 2006 were as follows:

                                                                  Unrealized
                                                  Notional       Appreciation
                                                   Amount       (Depreciation)


    Pay a fixed rate of 3.856% and receive a floating rate based on a 1-week Bond Market
    Association rate

    Broker, JPMorgan Chase
    Expires December 2016                       $ 3,750,000           --



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Muni New York Intermediate Duration Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Muni New York Intermediate Duration Fund, Inc.


Date:  October 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Muni New York Intermediate Duration Fund, Inc.


Date:  October 19, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Muni New York Intermediate Duration Fund, Inc.


Date:  October 19, 2006